Shareholders' Equity (Deficit) (Details) - Schedule of Movement in Warrants Outstanding - Warrant [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Movement in Warrants Outstanding [Line Items]
Number of Warrants, Beginning Balance | shares	3,121,095
Weighted-average exercise price, Beginning Balance | $ / shares	$ 5.58
Weighted average remaining contractual term (in years), Beginning Balance	1 year 8 months 26 days
Aggregate intrinsic value, Beginning Balance | $	$ 4,667,915
Number of Warrants, Issued | shares	212,188
Weighted-average exercise price, Issued | $ / shares	$ 1.6
Weighted average remaining contractual term (in years), Issued	5 years
Aggregate intrinsic value, Issued | $	$ 131,555
Number of Warrants, Exercised | shares
Weighted-average exercise price, Exercised | $ / shares
Weighted average remaining contractual term (in years), Exercised
Aggregate intrinsic value, Exercised | $
Number of Warrants, Forfeited | shares
Weighted-average exercise price, Forfeited | $ / shares
Weighted average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $
Number of Warrants, Expired | shares
Weighted-average exercise price, Expired | $ / shares
Weighted average remaining contractual term (in years), Expired
Aggregate intrinsic value, Expired | $
Number of Warrants, Ending Balance | shares	3,333,283
Weighted-average exercise price, Ending Balance | $ / shares	$ 5.47
Weighted average remaining contractual term (in years), Ending Balance	1 year 9 months 29 days
Aggregate intrinsic value, Ending Balance | $	$ 4,799,470